Advance to Suppliers (Tables)	12 Months Ended
Dec. 31, 2025
Advance to Suppliers [Abstract]
Schedule of Advance to Suppliers

Advance to suppliers consisted of the following:

	As of December 31,
	2024	2025
	RMB	RMB	US$
Advance to suppliers	17,789	20,677	2,942
Less: Allowance for expected credit losses	(8,323)	(9,343)	(1,329)
	9,466	11,334	1,613

Schedule of Credit Losses	An analysis of the expected credit losses was as follows:
	As of December 31,
	2024	2025
	RMB	RMB	US$
Balance at beginning of the year	(8,472)	(8,323)	(1,140)
(Additional allowance)/reversal for expected credit losses	149	(1,020)	(189)
Balance at the end of the year	(8,323)	(9,343)	(1,329)